RESTRUCTURING CHARGES - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Restructuring Charges [Abstract]
RESTRUCTURING CHARGES
3. RESTRUCTURING CHARGES
2015 Efficiency Program
In September 2015, the Company initiated certain restructuring actions to drive certain organizational efficiencies across the Company's Consumer and Professional segments (the "2015 Efficiency Program"). These actions, which commenced during 2015 and are planned to occur through 2017, are expected to reduce general and administrative expenses within the Consumer and Professional segments. Of the $1.2 million of restructuring and related charges recognized in the first six months of 2016 for the 2015 Efficiency Program, $0.5 million related to the Consumer segment and $0.6 million related to the Professional segment, with the remaining charges included within unallocated corporate expenses. The Company expects to recognize total restructuring and related charges for the 2015 Efficiency Program of $11.7 million by the end of 2017, of which $6.9 million is expected to relate to the Consumer segment, $4.4 million is expected to relate to the Professional segment and the remaining charge relates to unallocated corporate expenses.
A summary of the restructuring and related charges incurred through June 30, 2016 in connection with the 2015 Efficiency Program is presented in the following table:

	Restructuring Charges and Other, Net
	Employee Severance and Other Personnel Benefits	Other	Total Restructuring Charges
Charges incurred through December 31, 2015	$9.4	$0.1	$9.5
Charges incurred in the six months ended June 30, 2016	$0.6	$0.6	$1.2
Cumulative charges incurred through June 30, 2016	$10.0	$0.7	$10.7
Total expected charges	$10.0	$1.7	$11.7
Of the cumulative $10.7 million of restructuring and related charges recognized through the second quarter of 2016 related to the 2015 Efficiency Program, $6.5 million related to the Consumer segment, $3.8 million related to the Professional segment and the remaining charges related to unallocated corporate expenses.
The Company expects that cash payments will total approximately $12 million in connection with the 2015 Efficiency Program, including $0.2 million for capital expenditures (which capital expenditures are excluded from total restructuring and related charges expected to be recognized for the 2015 Efficiency Program), of which $1.6 million was paid in the six months ended June 30, 2016 and $2.8 million was paid in 2015. A total of $6.2 million is expected to be paid during the remainder of 2016, with the remaining balance expected to be paid in 2017.
Restructuring Reserve
The related liability balance and activity for each of the Company's restructuring programs are presented in the following table:

				Utilized, Net
	Balance Beginning of Year	(Income) Expense, Net	Foreign Currency Translation	Cash	Non-cash	Balance End of Period
2015 Efficiency Program:
Employee severance and other personnel benefits	$6.6	$0.6	$—	$(1.2)	$—	$6.0
Other	0.1	0.6	—	(0.4)	(0.1)	0.2
Integration Program:(a)
Employee severance and other personnel benefits	0.8	—	—	(0.8)	—	—
Other	0.1	—	—	—	—	0.1
December 2013 Program:(b)
Employee severance and other personnel benefits	1.2	—	—	—	—	1.2
Other	—	—	—	—	—	—
Other immaterial actions:
Employee severance and other personnel benefits	2.3	0.3	—	(1.0)	—	1.6
Other	0.7	0.3	—	(0.3)	—	0.7
Total restructuring reserve	$11.8	$1.8	$—	$(3.7)	$(0.1)	$9.8

(a) Following Products Corporation's October 2013 acquisition of The Colomer Group Participations, S.L. ("Colomer" and the "Colomer Acquisition"), the Company implemented actions to integrate Colomer's operations into the Company's business which reduced costs across the Company's businesses and generated synergies and operating efficiencies within the Company's global supply chain and consolidated offices and back office support (all such actions, together, the "Integration Program"). The Integration Program was substantially completed as of December 31, 2015.

(b) In December 2013, the Company announced restructuring actions that primarily included exiting its direct manufacturing, warehousing and sales business operations in mainland China (the "December 2013 Program"). The December 2013 Program resulted in the elimination of approximately 1,100 positions in 2014, primarily in China.

At June 30, 2016, $9.8 million of the restructuring reserve balance was included within accrued expenses and other in the Company's Consolidated Balance Sheet. At December 31, 2015, $11.8 million of the restructuring reserve balance was included within accrued expenses in the Company's Consolidated Balance Sheet.

3. RESTRUCTURING CHARGES
2015 Efficiency Program
In September 2015, the Company initiated certain restructuring actions to drive certain organizational efficiencies across the Company's Consumer and Professional segments (the "2015 Efficiency Program"). These actions, which occurred during 2015 and are planned to occur through 2017, are expected to reduce general and administrative expenses within the Consumer and Professional segments. Of the $9.5 million of restructuring and related charges recognized in 2015 for the 2015 Efficiency Program, $6.0 million related to the Consumer segment and $3.2 million related to the Professional segment, with the remaining charges included within unallocated corporate expenses. The Company expects to recognize total restructuring and related charges for the 2015 Efficiency Program of $10.1 million by the end of 2017, of which $6.1 million relates to the Consumer segment, $3.7 million relates to the Professional segment and the remaining charge relates to unallocated corporate expenses.
A summary of the restructuring and related charges incurred through December 31, 2015 in connection with the 2015 Efficiency Program is presented in the following table:

	Restructuring Charges and Other, Net
	Employee Severance and Other Personnel Benefits	Other	Total Restructuring Charges
Charges incurred through December 31, 2015	$9.4	$0.1	$9.5
Total expected charges	$9.5	$0.6	$10.1
The Company expects that cash payments will total approximately $10.3 million in connection with the 2015 Efficiency Program, including $0.2 million for capital expenditures (which capital expenditures are excluded from total restructuring and related charges expected to be recognized for the 2015 Efficiency Program), of which $2.8 million was paid in 2015, $5.8 million is expected to be paid in 2016, and the remaining balance expected to be paid in 2017.
Integration Program
Following Products Corporation's October 2013 Colomer Acquisition, the Company announced in January 2014 that it was implementing actions to integrate Colomer’s operations into the Company’s business, as well as additional restructuring actions identified to reduce costs across the Company’s businesses (all such actions, together, the “Integration Program”).
The Company recognized total restructuring charges, capital expenditures and related non-restructuring costs under the Integration Program of approximately $45 million in the aggregate over the periods described below.
The Integration Program was designed to deliver cost reductions throughout the combined organization by generating synergies and operating efficiencies within the Company’s global supply chain and consolidating offices and back office support, and other actions which were designed to reduce selling, general and administrative ("SG&A") expenses. The Company completed the Integration Program as of December 31, 2015.
The approximately $45 million of total non-restructuring costs, capital expenditures and restructuring charges under the Integration Program referred to above consisted of the following:
1.
$2.1 million, $5.9 million and $12.5 million of non-restructuring integration costs recognized in 2015, 2014 and 2013, respectively. Such costs were reflected within acquisition and integration costs in the Company's Consolidated Statements of Income and Comprehensive Income (Loss) and are related to combining Colomer’s operations into the Company’s business;

2.	Total integration-related capital expenditures of $5.3 million, of which $0.9 million and $4.4 million were paid during 2015 and 2014, respectively; and
3.
Total restructuring and related charges of $18.3 million, of which $(1.8) million and $20.1 million were recognized during 2015 and 2014, respectively. A summary of the restructuring and related charges for the Integration Program incurred through December 31, 2015 are as follows:

	Restructuring Charges and Other, Net
	Employee Severance and Other Personnel Benefits	Other	Total Restructuring Charges	Inventory Write-offs and Other Manufacturing-Related Costs (a)	Other Charges (b)	Total Restructuring and Related Charges
Charges incurred through December 31, 2014	$17.3	$1.6	$18.9	$0.6	$0.6	$20.1
Charges incurred through December 31, 2015	$(3.4)	$0.6	$(2.8)	$0.7	$0.3	$(1.8)
Total charges	$13.9	$2.2	$16.1	$1.3	$0.9	$18.3

(a)	Inventory write-offs and other manufacturing-related costs are recorded within cost of sales within the Company’s Consolidated Statements of Income and Comprehensive Income (Loss).

(b)	Other charges are recorded within SG&A expenses within the Company’s Consolidated Statements of Income and Comprehensive Income (Loss).
During 2015, the Company recorded a $1.8 million benefit related to a change in estimate in connection with the Integration Program, of which $3.1 million is related to the Consumer segment, partially offset by additional charges of $1.3 million related to the Professional segment. During 2014, the Company recorded $20.1 million of charges related to the Integration Program, of which $10.2 million related to the Consumer segment and $9.9 million related to the Professional segment.
The Company expects that cash payments related to the restructuring and related charges in connection with the Integration Program will total approximately $18 million, of which $6.7 million was paid during 2015 and $9.6 million was paid during 2014. The remaining balance is expected to be paid in 2016.
December 2013 Program
In December 2013, the Company announced restructuring actions that included exiting its direct manufacturing, warehousing and sales business operations in mainland China, as well as implementing other immaterial restructuring actions outside the U.S. that are expected to generate operating efficiencies (the "December 2013 Program"). These restructuring actions resulted in the Company eliminating approximately 1,100 positions in 2014, primarily in China, which included eliminating in the first quarter of 2014 approximately 940 beauty advisors retained indirectly through a third-party agency. The charges incurred for the December 2013 Program relate entirely to the Consumer segment.
A summary of the restructuring and related charges incurred through 2015 in connection with the December 2013 Program are presented in the following table:

	Restructuring Charges and Other, Net
	Employee Severance and Other Personnel Benefits	Other	Total Restructuring Charges	Allowances and Returns	Inventory Write-offs	Other Charges	Total Restructuring and Related Charges
Charges incurred through December 31, 2014	$8.6	$0.3	$8.9	$6.5	$3.1	$0.4	$18.9
Charges incurred through December 31, 2015	$—	$—	$—	$—	$—	$—	$—
Total expected charges	$8.6	$0.3	$8.9	$6.5	$3.1	$0.4	$18.9
The Company expects net cash payments related to the December 2013 Program to total approximately $17 million, of which nil was paid in 2015, $15.5 million was paid during 2014 and $0.1 million was paid in 2013. The remaining balance is expected to be paid in 2016.
Other Immaterial Actions
In 2015, the Company recorded $3.9 million of restructuring and related charges for other immaterial restructuring actions within both the Consumer and Professional segments, primarily related to exit and disposal costs associated with the Company's Hong Kong subsidiary.
In 2014, the Company recorded net charges totaling $2.7 million of restructuring and related charges, for other immaterial restructuring actions within both the Consumer and Professional segments, due to $5.3 million of charges primarily related to employee-related costs, partially offset by a $2.6 million gain related to the sale of property, plant and equipment.
Restructuring Reserve
The related liability balance and activity for each of the Company's restructuring programs, as summarized above, are presented in the following table:

				Utilized, Net
	Balance Beginning of Year	(Income) Expense, Net	Foreign Currency Translation	Cash	Non-cash	Balance End of Year
2015
2015 Efficiency Program:
Employee severance and other personnel benefits	$—	$9.4	$—	$(2.8)	$—	$6.6
Other	—	0.1	—	—	—	0.1
Integration Program:
Employee severance and other personnel benefits	9.6	(3.4)	(0.2)	(5.2)	—	0.8
Other	0.1	0.6	—	(0.6)	—	0.1
December 2013 Program:
Employee severance and other personnel benefits	1.2	—	—	—	—	1.2
Other	—	—	—	—	—	—
Other immaterial actions:
Employee severance and other personnel benefits	3.1	1.7	(0.1)	(2.4)	—	2.3
Other	—	2.1	—	(1.4)	—	0.7
Total restructuring reserve	$14.0	$10.5	$(0.3)	$(12.4)	$—	$11.8

2014
Integration Program:
Employee severance and other personnel benefits	$—	$17.3	$(0.1)	$(7.6)	$—	$9.6
Other	—	1.6	—	(1.2)	(0.3)	0.1
December 2013 Program:
Employee severance and other personnel benefits	9.0	(0.5)	(0.2)	(7.3)	0.2	1.2
Other	0.5	(0.2)	—	(0.3)	—	—
Other immaterial actions:
Employee severance and other personnel benefits (a)	2.7	5.0	(0.2)	(4.5)	0.1	3.1
Other (a)	1.5	0.2	—	(1.7)	—	—
Total restructuring reserve	$13.7	$23.4	$(0.5)	$(22.6)	$—	$14.0

Gain on sale of property, plant and equipment for 2014 other immaterial actions		(2.6)
Portion of restructuring benefits recorded within (loss) income from discontinued operations (b)		0.5
Total restructuring charges and other, net, from continuing operations		$21.3

(a) Includes reserve of $4.2 million remaining at the end of 2013 related to the Company's exit of its then-owned manufacturing facility in France and its then-leased manufacturing facility in Maryland; rightsizing its organizations in France and Italy; and realigning its operations in Latin America and Canada, or the "September 2012 Program."
(b) Refer to Note 4, "Discontinued Operations" for additional information regarding the Company's exit of itsdirect manufacturing, warehousing and sales business operations in mainland China.
As of December 31, 2015, $11.8 million of the restructuring reserve balance was included within accrued expenses and other in the Company's Consolidated Balance Sheet. At December 31, 2014, $13.7 million of the restructuring reserve balance was included within accrued expenses and other and $0.3 million was included within other long-term liabilities in the Company's Consolidated Balance Sheet.